UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21457

Name of Fund:	BlackRock Bond Allocation Target Shares
Series C
Series M
Series S

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:

Donald C. Burke, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 800

Scudders Mill Road, Plainsboro, NJ, 08536.

Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK    SOLUTIONS

BlackRock Bond Allocation
Target Shares
SEMI-ANNUAL REPORT | MARCH 31, 2008 (UNAUDITED)

Series S

Series C

Series M

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(12.46)%	(5.08)%
Small cap U.S. equities (Russell 2000 Index)	(14.02)%	(13.00)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.50)%	(2.70)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	5.23%	7.67%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.75%	1.90%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(4.01)%	(3.47)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary (Unaudited)	Series S Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return lagged that of its benchmark for the semi-annual period. (The Merrill Lynch 1-3 Year Treasury Index is the de facto benchmark used for fund reporting purposes. However, comparisons of the Portfolio’s performance to that of the benchmark typically will not be meaningful because an investment in the BATS Series S Portfolio represents only a portion of a client’s investment in a broader fixed income account.)

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

During the fourth quarter of 2007, our allocation to high-quality spread assets, namely adjustable-rate mortgages (ARMs), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) sectors, detracted from performance. These sectors were negatively impacted by continued turmoil in the subprime mortgage market, although this trend reversed in December and the spread sectors outperformed for the month.

•

During the first quarter of 2008, our allocation to high-quality spread assets continued to detract from performance. CMBS was the worst-performing spread sector for the month of January, while mortgage-backed securities (MBS) was the best-performing spread sector. As high-quality spread assets continued to widen in February, we saw some relief in March. CMBS staged a significant rally and was the best-performing spread sector, while MBS also posted positive excess returns (compared with U.S. Treasuries) for the month.

Describe recent portfolio activity.

•	Over the period, the Portfolio’s exposure to high-quality spread assets remained fairly consistent. In March, we used some of the cash in the Portfolio to purchase U.S. Treasury securities.

Describe Portfolio positioning at period-end.

•

At period-end, we continue to favor buying and holding high-quality assets that have been battered – irrespective of their fundamental or intrinsic value – by forced liquidations caused by the general withdrawal of financing. Accordingly, at March 31, 2008, the Portfolio was invested primarily in high-quality, short-duration spread assets, including ARMs, CMBS, ABS and CMOs. Moving forward, we will continue to look for opportunities to add these issues to the Portfolio, as they offer greater value than U.S. Treasuries at current levels, in our view.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	99%
A	1

Portfolio Statistics
Average maturity (years)	1.78
Effective Duration[2]	1.32

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[2]

Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

4	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Series S Portfolio

Total Return Based on a $10,000 Investment

*	Commencement of operations.
†	The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a short duration fixed income mandate.
††	An unmanaged index that measures total return for the one-year on-the-run coupon Treasury security. The index consists of existing U.S. Treasury bonds with approximately one year to maturity with each issue having at least $1 billion public amount outstanding.

Performance Summary for the Period Ended March 31, 2008

	6-Month Total Returns	Average Annual Total Returns*
		1 Year	From Inception**
Series S Portfolio	3.20%	5.56%	4.18%
Merrill Lynch 1-3 Year Treasury Index	5.41%	8.99%	4.55%

*	See “About Portfolios’ Performance” on page 10 for a detailed description of performance related information.
**	The Portfolio commenced operations on 10/1/04.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Series S Portfolio	$1,000.00	$1,031.98	$—	$1,000.00	$1,025.00	$—

*	For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses and interest expense, incurred by the Portfolio.
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	5

Portfolio Summary (Unaudited)	Series C Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return lagged that of its benchmark for the six-month period. (The Lehman Brothers U.S. Credit Index is the de facto benchmark used for fund reporting purposes. However, comparisons of the Portfolio’s performance to that of the benchmark typically will not be meaningful, because an investment in the BATS Series C Portfolio represents only a portion of a client’s investment in a broader fixed income account.)

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose. Volatility was quite high in the credit market, and spreads (versus Treasury issues of comparable maturity) widened approximately 130 basis points (1.3%).

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

The Portfolio’s overweight in the financials sector and underweight in utilities detracted from performance. Our underweight in AAA-rated issues also was a detractor, as this credit class outperformed all other corporate investment-grade classes over the period.

•

Conversely, our large allocation to Treasury securities contributed meaningfully to performance in the early part of the semi-annual period. An overweight in industrials also benefited performance, as did an overweight to AA-rated credits, which posted decent returns.

Describe recent Portfolio activity.

•

The Portfolio began the period with a significant allocation to Treasury issues. We scaled that exposure back to a modest allocation by period-end based on our assessment that Treasuries are currently overbought and less attractive in comparison to other fixed income asset classes.

•

We increased the Portfolio’s overweight positions in industrials and financials, while remaining underweight in the utilities sector. We believe high-quality corporate bonds, specifically in the financials sector, offer much better relative value than Treasuries.

•	Finally, we participated in the new-issue calendar to add high-quality paper that had become available at attractive discounts to the secondary market.

Describe Portfolio positioning at period-end.

•

At period end, the Portfolio was overweight versus the benchmark in corporate bonds in the financials and industrials sectors, and underweight in the utilities sector. The Portfolio maintained a small exposure to Treasuries and ended the period with an average credit quality of A+.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	7%
AA	40
A	32
BBB	21

Portfolio Statistics
Average maturity (years)	12.19
Effective Duration[2]	6.75

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]

Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

6	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Series C Portfolio

Total Return Based on a $10,000 Investment

*	Commencement of operations.
†	The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a core and/or core PLUS fixed income mandate, including corporate securities exposure.
††	An unmanaged index that includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

Performance Summary for the Period Ended March 31, 2008

	6-Month Total Returns	Average Annual Total Returns*
		1 Year	From Inception**
Series C Portfolio	2.47%	4.71%	4.21%
Lehman Brothers U.S. Credit Index	2.63%	3.99%	3.72%

*	See “About Portfolios’ Performance” on page 10 for a detailed description of performance related information.
**	The Portfolio commenced operations on 10/1/04.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Series C Portfolio	$1,000.00	$1,024.70	$3.27	$1,000.00	$1,021.73	$3.27

*	For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses and interest expense, incurred by the Portfolio.
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	7

Portfolio Summary (Unaudited)	Series M Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return lagged that of its benchmark for the semi-annual period. (The Lehman Brothers MBS Index is the de facto benchmark used for fund reporting purposes. However, comparisons of the Portfolio’s performance to that of the benchmark typically will not be meaningful because an investment in the BATS Series M Portfolio represents only a portion of a client’s investment in a broader fixed income account.)

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

The Portfolio’s investments in collateralized mortgage obligations (CMOs), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) detracted from comparative results during the period. Specifically, AAA-rated CMBS, which comprised the largest portion of the Portfolio, was the single largest detractor, as this sector experienced extreme volatility during the period, posting absolute returns of -0.38% and excess returns (versus U.S. Treasury issues) of -10.23%.

•	In contrast, the Portfolio’s exposure to higher-coupon mortgage-backed securities (primarily issues with 5.5% coupons) benefited performance as prepayment rates slowed.

Describe recent portfolio activity.

•

We reduced the Portfolio’s exposure to both fixed-rate mortgage-backed securities (MBS) and ABS during the period. Instead, we looked to capitalize on the distressed opportunities in select high-quality (AAA-rated) CMBS paper and non-agency CMOs. On a relative basis, CMBS remained attractive versus mortgage pass-through issues, particularly during the extremely volatile period this sector experienced in January and February. Despite some spread tightening within the sector in March, we continue to find CMBS attractive at current levels, as fundamentals remain stable.

Describe Portfolio positioning at period-end.

•

We remain cautious of the effects of the ongoing deceleration in the housing market. We maintained the Portfolio’s positions in high-quality, short-duration assets, including CMBS, CMOs and ABS, and CMBS represented the single largest weighting within the Portfolio.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	84%
Unrated	16

Portfolio Statistics
Average maturity (years)	3.65
Effective Duration[2]	5.00

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]

Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

8	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Series M Portfolio

Total Return Based on a $10,000 Investment

*	Commencement of operations.
†	The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a core and/or core PLUS fixed income mandate, including mortgage securities exposure.
††	An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC) that meet the maturity and liquidity criteria.

Performance Summary for the Period Ended March 31, 2008

	6-Month Total Returns	Average Annual Total Returns*
		1 Year	From Inception**
Series M Portfolio	4.39%	6.98%	4.63%
Lehman Brothers MBS Index	5.57%	7.82%	5.28%

*	See “About Portfolios’ Performance” on page 10 for a detailed description of performance related information.
**	The Portfolio commenced operations on 10/1/04.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Series M Portfolio	$1,000.00	$1,043.85	$0.09	$1,000.00	$1,024.91	$0.09

*	For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses and interest expense, incurred by the Portfolio.
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	9

About Portfolios’ Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous pages assumes reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of the Portfolio. The Portfolio’s returns would have been lower if there were not such waivers and reimbursements.

Disclosure of Expenses

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, and other Portfolio expenses. These Expense Examples on the previous pages is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples on the previous pages are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008.

The information under “Actual” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the column entitled “Expenses Paid During the Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series S Portfolio
Schedule of Investments March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks — 0.4%
Finance — 0.3%
Goldman Sachs Capital Trust II, Unsecured Notes,
3.85%(a)(b)	$175	$110,250

Yankee — 0.1%
Finance — 0.1%
Credit Suisse (Guernsey), Unsecured Notes,
3.76%(a)(b)(c)	80	64,800

TOTAL TRUST PREFERRED STOCKS
(Cost $255,000)		175,050

U.S. Government & Agency Obligations — 13.0%
U.S. Treasury Notes,
2.00%, 2/28/10
(Cost $5,620,797)	5,600	5,638,937

Mortgage Pass-Throughs — 11.5%
Federal Home Loan Mortgage Assoc. ARM,
4.41%, 6/01/33(a)	309	312,959
Federal Home Loan Mortgage Corp. ARM,
5.50%, 7/01/34(a)	41	41,405
4.75%, 4/01/35(a)	605	614,078
4.72%, 8/01/35(a)	677	682,085
6.04%, 11/01/36(a)	1,070	1,094,772
Federal National Mortgage Assoc.,
6.50%, 10/01/37	185	191,587
Federal National Mortgage Assoc. ARM,
4.05%, 10/01/33(a)	181	180,553
4.28%, 1/01/34(a)	290	289,728
4.76%, 7/01/34(a)	91	91,796
4.85%, 6/01/35(a)	243	246,991
4.65%, 7/01/35(a)	266	267,035
5.34%, 10/01/35(a)	552	553,332
Government National Mortgage Assoc. II ARM,
4.75%, 10/20/34-11/20/34(a)	426	425,882

TOTAL MORTGAGE PASS-THROUGHS
(Cost $4,944,300)		4,992,203

Collateralized Mortgage Obligations — 33.0%
Banc of America Funding Corp., Series 04-C, Class 4A1,
2.87%, 12/20/34(a)	31	27,430
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.97%, 11/25/34(a)	21	17,693
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.45%, 10/25/34(a)	331	320,833
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5,
5.50%, 8/25/35	61	59,428
Countrywide Home Loans, Series 04-HYB1, Class 2A,
4.21%, 5/20/34(a)	572	553,307
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	674	686,031
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	729	749,274
Federal Home Loan Mortgage Corp., Series 3280, Class MA,
5.50%, 5/15/26	3,064	3,154,319
Federal National Mortgage Assoc. Series 06-99, Class PA,
5.50%, 5/25/30	1,453	1,490,367
Federal National Mortgage Assoc., Series 03-67, Class GL,
3.00%, 1/25/25	768	764,426
Federal National Mortgage Assoc., Series 05, Class PA,
5.50%, 9/25/24	276	279,240
Federal National Mortgage Assoc., Series 05-48, Class OH,
5.00%, 7/25/26	264	267,014
Federal National Mortgage Assoc., Series 06, Class 0A,
6.00%, 3/25/27	737	756,095
Federal National Mortgage Assoc., Series 06, Class JA,
5.50%, 5/25/20	530	537,898
Federal National Mortgage Assoc., Series 3186, Class NA,
6.00%, 7/15/27	720	739,257
First Horizon Commercial Mortgage Trust, Series 03-AR4, Class 2A1,
4.36%, 12/25/33(a)	226	217,063
First Horizon Mortgage Pass-Through Trust, Series 04-AR6, Class 2A1,
4.75%, 12/25/34(a)	437	417,579
Goldman Sachs Residential Mortgage Loan Trust, Series 05, Class 1A1,
5.25%, 10/25/35(a)	192	194,737
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.75%, 11/25/33(a)	433	407,924
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(a)	877	862,687
Structured Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(a)	460	401,559

Portfolios Abbreviations

To simplify the listings of Portfolios holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.

ARM	Adjustable Rate Mortgage
REIT	Real Estate Investment Trust
TBA	To be announced
TBD	To be determined

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	11

Series S Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1,
3.99%, 12/25/34(a)	$766	$717,585
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2, Class 2A1,
4.54%, 3/25/35(a)	642	622,941

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,241,243)		14,244,687

Commercial Mortgage Backed Securities — 12.2%
ARM Trust, Series 05-9, Class 5A1,
2.87%, 11/25/35(a)	35	26,197
Banc of America Mortgage Securities, Series 04-A, Class 2A2,
4.09%, 2/25/34(a)	519	509,117
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	500	518,962
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	650	664,754
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	282	284,503
Credit Suisse First Boston Mortgage Securities Corp., Series 02, Class A3,
5.60%, 7/15/35	250	249,170
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	267	278,031
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2,
6.56%, 11/18/08	86	86,132
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 98, Class A2,
6.42%, 5/15/35	195	194,497
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99, Class A2,
6.18%, 5/15/33	226	226,823
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	217	224,019
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	315	322,553
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2,
6.24%, 10/15/10	76	77,325
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10(a)	607	598,303
Morgan Stanley Dean Witter Capital I, Inc., Series 01, Class A4,
6.39%, 7/15/33	266	274,373
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2,
7.07%, 1/18/09(a)	134	134,901
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 10/18/10	500	511,762
Salomon Brothers Mortgage Securities VII, Series 02-KEY2, Class A2,
4.47%, 3/18/36	108	106,640

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $5,329,454)		5,288,062

Asset Backed Securities — 10.7%
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
2.65%, 10/25/36(a)	250	239,698
Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1,
2.64%, 5/25/36(a)	48	48,098
Chase Issuance Trust, Series 05, Class A5,
2.84%, 2/15/12(a)	900	890,515
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2,
4.85%, 2/10/11	400	405,473
Ford Credit Auto Owner Trust, Series 06-A, Class A3,
5.05%, 3/15/10	262	263,873
GSAA Home Equity Trust, Series 04-11, Class 2A2,
3.46%, 12/25/34(a)	21	19,499
MBNA Credit Card Master Notes Trust, Series 03-A6, Class A6,
2.75%, 10/15/10	300	299,972
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	449	453,070
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
2.72%, 11/25/35(a)	27	26,703
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
2.66%, 10/25/30(a)	238	232,368
Residential Asset Securities Corp., Series 06-KS7, Class A1,
2.65%, 9/25/36(a)	167	164,698
Structured Asset Securities Corp., Series 06-WF2, Class A1,
2.63%, 7/25/36(a)	53	52,346
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A5B,
5.09%, 7/27/26(a)	800	794,850
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	500	506,992
USAA Auto Owner Trust, Series 06-1, Class A3,
5.01%, 9/15/10	220	221,574

TOTAL ASSET BACKED SECURITIES
(Cost $4,632,628)		4,619,729

Corporate Bonds — 1.1%
Finance — 0.9%
John Deere Capital Corp., Unsecured Notes,
4.50%, 8/25/08(d)	400	401,952

Oil & Gas — 0.1%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.20%, 9/15/09(a)	50	49,054

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series S Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Yankee — 0.1%
Oil & Gas — 0.1%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
4.64%, 4/09/09(a)(c)	$19	$18,948

TOTAL CORPORATE BONDS
(Cost $467,825)		469,954

	Shares
Short Term Investment — 18.5%
Galileo Money Market Fund, 2.56%(e)
(Cost $7,989,372)	7,989,372	7,989,372

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENT — 100.4%
(Cost $43,480,619*)		43,417,994

	Par (000)
Mortgage Pass-Through TBA Sale Commitment — (0.2)%
Federal National Mortgage Assoc. 30 Year,
6.50%, 4/01/38
(Proceeds $103,563)	$(100)	(103,531)

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $43,377,056)		43,314,463
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(81,021)

NET ASSETS — 100.0%		$43,233,442

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$43,480,619

Gross unrealized appreciation	$286,684
Gross unrealized depreciation	(349,309)

Net unrealized depreciation	$(62,625)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(c)	U.S. dollar denominated security issued by foreign domiciled entity.
(d)	All or a portion of security, with a market value of $351,708 has been pledged as collateral in connection with open financial futures contracts.
(e)	Represents current yield as of report date.

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
183	U.S. Treasury Notes (2 Year)	June 2008	$39,282,094	$33,913
30	U.S. Treasury Notes (5 Year)	June 2008	$3,427,031	(5,325)

Total Net Unrealized Appreciation				$28,588

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
73	U.S. Treasury Notes (10 Year)	June 2008	$8,683,578	$(58,011)
15	U.S. Treasury Bonds (20 Year)	June 2008	$1,781,953	(26,755)

Total Net Unrealized Depreciation				$(84,766)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	13

Series C Portfolio
Schedule of Investments March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks — 6.5%
Banks — 3.4%
Bank of America Corp., Depositary Shares,
8.00%(a)(b)	$4,495	$4,500,394
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(a)(c)	3,000	2,956,119
JPMorgan Chase Capital XXII, Capital Securities,
6.45%, 2/02/37	200	172,562
JPMorgan Chase Capital XXIII, Capital Securities,
5.87%, 5/15/47(a)	500	379,347
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37	875	799,467
State Street Capital Trust III, Capital Securities,
8.25%(a)(b)(c)	2,900	2,860,792
State Street Capital Trust IV, Capital Securities,
3.80%, 6/15/37(a)	1,075	805,261
Wachovia Corp., Preferred Stock,
7.98%(a)(b)	3,150	3,094,875

		15,568,817

Finance — 0.6%
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures,
6.40%, 12/15/66(a)(d)	50	36,968
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(a)(b)	4,070	2,574,275
Rabobank Capital Funding Trust II, Capital Securities,
5.26%(b)(d)	75	64,385

		2,675,628

Insurance — 0.0%
Lincoln National Corp., Capital Securities,
7.00%, 5/17/66(a)	75	68,773

Yankee — 2.5%
Banks — 1.6%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
5.93%(b)(d)(e)	100	85,760
7.43%(a)(b)(d)(e)	2,820	2,549,517
Credit Agricole SA (France), Unsecured Notes,
6.64%(a)(b)(d)(e)	2,925	2,265,819
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(a)(b)(d)(e)	2,000	1,697,800
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%, 9/29/17(a)(e)	1,100	947,309

		7,546,205

Finance — 0.9%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(a)(e)	4,760	4,032,334

TOTAL TRUST PREFERRED STOCKS
(Cost $34,161,865)		29,891,757

U.S. Government & Agency Obligations — 3.9%
U.S. Treasury Bonds,
5.00%, 5/15/37(c)(f)	2,310	2,584,132
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/27(c)	1,200	1,370,810
U.S. Treasury Notes,
2.00%, 2/28/10(c)	12,000	12,083,436
2.88%, 1/31/13(c)	1,675	1,707,323
4.25%, 11/15/17	20	21,339

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $17,493,262)		17,767,040

Corporate Bonds — 103.7%
Aerospace — 1.0%
Lockheed Martin Corp., Unsecured Notes,
6.15%, 9/01/36	1,020	1,053,438
Northrop Grumman Corp., Debentures,
7.88%, 3/01/26	1,000	1,231,220
Northrop Grumman Corp., Senior Debentures,
7.75%, 2/15/31	75	92,511
Northrop Grumman Corp., Senior Unsecured Notes,
7.13%, 2/15/11	2,000	2,163,098
Raytheon Co., Unsecured Notes,
5.38%, 4/01/13	50	52,507

		4,592,774

Banks — 18.1%
Bank of America Corp., Senior Unsecured Notes,
4.50%, 8/01/10	5,000	5,100,135
5.38%, 8/15/11	2,205	2,299,950
6.00%, 9/01/17	3,000	3,154,116
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	2,000	2,098,932
Bank of America Corp., Subordinated Notes,
7.40%, 1/15/11	65	69,604
5.30%, 3/15/17	3,000	2,979,768
Bank of New York Mellon Corp., Senior Notes,
4.50%, 4/01/13	3,000	3,032,370
Bank of Oklahoma N.A., Unsecured Notes,
5.75%, 5/15/17(a)	1,650	1,691,237
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 1/07/16	4,375	4,215,912
6.00%, 8/15/17	1,500	1,479,058
5.88%, 5/29/37	880	764,319
Citigroup, Inc., Subordinated Notes,
5.50%, 2/15/17	75	70,253
5.88%, 2/22/33	20	16,830
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10	65	64,377
4.63%, 8/03/10	1,600	1,599,030
5.85%, 12/11/34	1,300	1,130,134
HSBC Bank USA, Subordinated Notes,
4.63%, 4/01/14(c)	9,750	9,405,884
JPMorgan Chase & Co., Senior Notes,
2.63%, 6/30/08	5,000	4,988,870
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18	2,050	2,137,783
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	8,075	8,424,865
M&I Marshall & Ilsley Bank, Senior Bank Notes,
2.93%, 6/16/10(a)	2,500	2,437,850
Northern Trust Corp., Subordinated Notes,
4.60%, 2/01/13	125	128,484
State Street Corp., Subordinated Notes,
7.65%, 6/15/10	50	53,978
U.S. Bank N.A., Subordinated Bank Notes,
6.38%, 8/01/11	2,500	2,706,815

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Banks (Continued)
U.S. Bank N.A., Senior Bank Notes,
4.40%, 8/15/08	$550	$552,033
U.S. Central Credit Union, Unsecured Notes,
2.75%, 5/30/08	50	49,977
UBS AG, Senior Notes,
5.88%, 12/20/17	3,400	3,475,235
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	975	903,359
Wachovia Corp., Senior Notes,
4.38%, 6/01/10	300	299,792
5.75%, 2/01/18	1,500	1,469,226
Wachovia Corp., Senior Unsecured Notes,
5.75%, 6/15/17	1,500	1,455,903
Wachovia Corp., Subordinated Notes,
5.25%, 8/01/14	185	182,731
Wachovia Corp., Unsecured Notes,
2.92%, 3/15/11(a)	2,500	2,348,860
5.30%, 10/15/11	1,000	1,009,637
Wells Fargo & Co. Holdings Corp., Subordinated Notes,
6.25%, 4/15/08	370	370,324
Wells Fargo & Co., Unsecured Notes,
4.88%, 1/12/11	5,000	5,086,760
4.38%, 1/31/13	5,500	5,471,834

		82,726,225

Broadcasting — 2.4%
Cox Communications, Inc., Senior Unsecured Notes,
7.13%, 10/01/12	2,250	2,382,847
Cox Communications, Inc., Unsecured Notes,
4.63%, 6/01/13	5,000	4,802,445
News America, Inc., Senior Debentures,
7.28%, 6/30/28	1,075	1,134,193
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35	2,500	2,426,297

		10,745,782

Business Services — 0.7%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.63%, 8/01/37	3,000	3,283,476

Chemicals — 0.0%
E. I. DuPont de Nemours & Co., Senior Debentures,
6.50%, 1/15/28	40	42,103

Computer & Office Equipment — 1.3%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17(c)	5,575	5,840,153

Computer Software & Services — 0.9%
Intuit, Inc., Senior Unsecured Notes,
5.75%, 3/15/17	75	72,655
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16	4,100	4,097,889

		4,170,544

Consumer Products — 0.5%
General Mills, Inc., Senior Unsecured Notes,
5.20%, 3/17/15	2,375	2,381,764

Energy & Utilities — 6.9%
Carolina Power & Light Co., First Mortgage Bonds,
6.30%, 4/01/38	750	771,952
CenterPoint Energy, Inc., Senior Unsecured Notes,
5.95%, 2/01/17	50	49,893
Cleveland Electric Illuminating Co., Senior Unsecured Notes,
5.65%, 12/15/13	450	455,021
Consumers Energy Co., First Mortgage Notes,
5.50%, 8/15/16	550	552,522
DTE Energy Co., Senior Unsecured Notes,
6.35%, 6/01/16	1,550	1,611,798
Duke Energy Corp., First Mortgage Bonds,
4.50%, 4/01/10	1,250	1,280,521
5.25%, 1/15/18(c)	450	458,586
Duke Energy Indiana, Inc., Senior Debentures,
5.00%, 9/15/13	1,420	1,428,841
Energy East Corp., Unsecured Notes,
6.75%, 7/15/36	2,050	1,991,124
Florida Power & Light Co., First Mortgage Bonds,
6.00%, 6/01/08	60	60,210
5.85%, 2/01/33	70	69,333
4.95%, 6/01/35	750	651,976
5.95%, 2/01/38(c)	2,725	2,734,976
Florida Power Corp., First Mortgage Bonds,
5.90%, 3/01/33	1,000	963,860
Georgia Power Co., Senior Unsecured Notes,
5.25%, 12/15/15	1,050	1,062,510
Kiowa Power Partners LLC, Senior Secured Notes,
4.81%, 12/30/13(d)	18	17,834
MidAmerican Energy Holdings Co., Debentures,
6.13%, 4/01/36	25	24,163
MidAmerican Energy Holdings Co., Senior Unsecured Notes,
5.30%, 3/15/18	675	673,349
5.75%, 4/01/18(d)	1,195	1,206,752
5.80%, 10/15/36	75	71,266
NiSource Finance Corp., Unsecured Notes,
6.06%, 11/23/09(a)	25	24,268
Northern States Power Co., First Mortgage Bonds,
5.25%, 3/01/18	1,350	1,372,893
Progress Energy Florida, Inc., First Mortgage Bonds,
6.35%, 9/15/37	1,875	1,948,391
Progress Energy, Inc., Senior Unsecured Notes,
7.00%, 10/30/31	100	108,621
Southern California Edison Co., First Mortgage Bonds,
5.95%, 2/01/38	255	255,578
Transocean, Inc., Senior Unsecured Notes,
6.00%, 3/15/18	2,750	2,828,719
Virginia Electric and Power Co., Senior Unsecured Notes,
6.00%, 1/15/36	1,550	1,512,400
Virginia Electric and Power Co., Unsecured Notes,
5.40%, 1/15/16	3,000	3,032,013
Xcel Energy, Inc., Senior Unsecured Notes,
6.50%, 7/01/36	775	761,818
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	3,500	3,743,401

		31,724,589

Entertainment & Leisure — 2.9%
Comcast Cable Communications, Inc., Senior Notes,
7.63%, 4/15/08	100	100,117

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	15

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Entertainment & Leisure (Continued)
Comcast Cable Communications, Inc., Senior Unsecured Notes,
6.75%, 1/30/11	$4,115	$4,278,209
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 2/15/26	50	52,683
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35	3,000	2,837,352
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17	2,000	1,914,420
6.55%, 5/01/37	3,000	2,831,943
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24	95	97,523
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	100	102,834
6.88%, 5/01/12	1,000	1,032,337
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13	25	27,320

		13,274,738

Finance — 21.4%
Allstate Life Global Funding Trust, Secured Notes,
4.50%, 5/29/09(c)	9,050	9,157,713
American Express Co., Senior Unsecured Notes,
4.75%, 6/17/09	550	551,720
American General Finance Corp., Senior Unsecured Notes,
3.88%, 10/01/09(g)	400	394,543
American International Group, Inc., Senior Unsecured Notes,
5.85%, 1/16/18	3,375	3,312,026
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,275	3,276,615
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09	500	474,254
6.40%, 10/02/17	1,050	1,036,771
BHP Billiton Finance Ltd., Senior Unsecured Notes,
5.40%, 3/29/17	2,180	2,122,581
Credit Suisse First Boston USA, Inc., Senior Unsecured Notes,
3.88%, 1/15/09	5,000	4,998,250
General Electric Capital Corp., Senior Unsecured Notes,
6.13%, 2/22/11	1,300	1,381,805
6.75%, 3/15/32	90	96,130
General Electric Capital Corp., Unsecured Notes,
3.60%, 10/15/08	95	95,041
5.00%, 11/15/11	100	103,001
5.63%, 9/15/17	1,500	1,534,888
6.15%, 8/07/37(c)	6,350	6,340,799
Golden West Financial Corp., Senior Unsecured Notes,
4.75%, 10/01/12	6,825	7,038,930
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	12,425	12,353,718
The Goldman Sachs Group, Inc., Unsecured Notes,
5.35%, 1/15/16	350	341,465
6.25%, 9/01/17	1,500	1,509,656
5.95%, 1/18/18	3,200	3,168,800
Hartford Financial Services Group, Inc., Senior Notes,
5.55%, 8/16/08	2,500	2,515,432
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	5,000	4,837,710
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
5.75%, 7/18/11	150	147,417
4.50%, 9/15/22(a)	1,200	1,104,444
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	2,225	2,138,926
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12	430	414,922
6.00%, 7/19/12	5,600	5,527,239
Morgan Stanley, Senior Notes,
5.63%, 1/09/12(c)	8,100	8,160,564
5.45%, 1/09/17	300	280,646
5.55%, 4/27/17(c)	6,200	5,830,579
6.25%, 8/28/17	2,250	2,237,733
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	50	52,411
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	200	200,641
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12(d)	2,125	2,245,092
Student Loan Marketing Corp., Unsecured Notes,
2.93%, 12/15/08(a)(d)	1,300	1,300,091
5.40%, 10/25/11	1,900	1,534,600
UnitedHealth Group, Inc., Unsecured Notes,
5.80%, 3/15/36	45	37,089

		97,854,242

Food & Agriculture — 2.6%
Kellogg Co., Senior Unsecured Notes,
5.13%, 12/03/12	4,425	4,575,720
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 11/01/11	1,615	1,645,524
6.50%, 8/11/17	2,075	2,128,844
6.13%, 2/01/18	3,500	3,497,784

		11,847,872

Insurance — 3.7%
American General Corp., Senior Unsecured Notes,
7.50%, 8/11/10	105	112,611
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08(d)	660	658,043
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37	1,400	1,257,075
John Hancock Financial Services, Inc., Senior Unsecured Notes,
5.63%, 12/01/08	25	25,465
Lincoln National Corp., Senior Unsecured Notes,
6.15%, 4/07/36	1,500	1,331,013
Marsh & McLennan Co., Inc., Senior Unsecured Notes,
5.15%, 9/15/10	25	24,943
MetLife, Inc., Senior Notes,
5.38%, 12/15/12	4,400	4,601,722
MetLife, Inc., Senior Unsecured Notes,
6.13%, 12/01/11	1,200	1,287,581
Metropolitan Life Global Funding, Inc., Unsecured Notes,
2.60%, 6/19/08(d)	50	49,931
4.25%, 7/30/09(d)	200	202,045

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Insurance (Continued)
Protective Life Corp., Secured Notes,
3.70%, 11/24/08	$2,000	$1,993,406
Prudential Financial, Inc., Senior Notes,
6.63%, 12/01/37	875	851,594
Prudential Financial, Inc., Unsecured Notes,
5.70%, 12/14/36	1,375	1,171,353
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(d)	1,700	1,758,779
WellPoint, Inc., Unsecured Notes,
5.00%, 12/15/14	1,825	1,716,737

		17,042,298

Manufacturing — 1.7%
Alcoa, Inc., Senior Unsecured Notes,
5.87%, 2/23/22	130	126,269
Cisco Systems, Inc., Senior Unsecured Notes,
5.25%, 2/22/11	1,550	1,618,019
Hewlett-Packard Co., Unsecured Notes,
5.25%, 3/01/12	3,000	3,135,033
Honeywell International, Inc., Senior Unsecured Notes,
5.30%, 3/15/17	2,835	2,916,291

		7,795,612

Medical & Medical Services — 0.4%
Aetna, Inc., Senior Unsecured Notes,
6.63%, 6/15/36	195	189,379
Hospira, Inc., Unsecured Notes,
6.05%, 3/30/17	1,660	1,645,271

		1,834,650

Medical Instruments & Supplies — 0.2%
Johnson & Johnson, Unsecured Notes,
5.55%, 8/15/17	1,000	1,079,475

Metal & Mining — 0.5%
United States Steel Corp., Senior Unsecured Notes,
5.65%, 6/01/13	2,450	2,372,830

Miscellaneous Services — 0.5%
Kimberly-Clark Corp., Senior Notes,
6.13%, 8/01/17	2,025	2,188,308

Motor Vehicles — 0.8%
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes,
5.75%, 9/08/11	2,000	2,042,044
8.50%, 1/18/31	1,500	1,714,690
Nissan Motor Acceptance Corp., Unsecured Notes,
4.63%, 3/08/10(d)	25	25,429

		3,782,163

Oil & Gas — 1.6%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.20%, 9/15/09(a)	2,040	2,001,391
5.95%, 9/15/16	3,000	3,102,444
6.45%, 9/15/36	485	493,901
Apache Corp., Unsecured Notes,
6.00%, 1/15/37	940	948,931
Devon Energy Corp., Senior Debentures,
7.95%, 4/15/32	450	554,917
Devon Financing Corp., Senior Unsecured Notes,
6.88%, 9/30/11	90	98,233
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10	25	26,322
Nakilat, Inc., Senior Unsecured Notes,
6.07%, 12/31/33(d)	25	22,718

		7,248,857

Paper & Forest Products — 0.2%
Weyerhaeuser Co., Debentures,
7.13%, 7/15/23	750	738,026

Pharmaceuticals — 4.9%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11	2,575	2,733,818
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	2,500	2,417,550
Eli Lilly & Co., Unsecured Notes,
5.20%, 3/15/17	1,500	1,542,246
5.55%, 3/15/37	2,975	2,859,258
Merck & Co., Inc., Senior Unsecured Notes,
4.38%, 2/15/13	155	159,111
Merck & Co., Inc., Unsecured Notes,
5.75%, 11/15/36	3,500	3,529,243
Teva Pharmaceutical Finance Co. LLC, Senior Unsecured Notes,
5.55%, 2/01/16	2,400	2,416,447
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes,
6.15%, 2/01/36	1,000	974,817
Wyeth, Unsecured Notes,
5.50%, 2/15/16	3,110	3,171,180
5.45%, 4/01/17	1,500	1,527,742
5.95%, 4/01/37	1,175	1,148,040

		22,479,452

Real Estate — 0.0%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
6.13%, 11/01/12	100	99,837
The Rouse Co., Unsecured Notes (REIT),
5.38%, 11/26/13	25	19,570

		119,407

Retail Merchandising — 4.7%
CVS Caremark Corp., Senior Unsecured Notes,
4.00%, 9/15/09	75	75,033
CVS Caremark Corp., Unsecured Notes,
5.75%, 6/01/17	4,450	4,519,247
Federated Department Stores, Inc., Senior Unsecured Notes,
6.63%, 9/01/08	50	50,232
Home Depot, Inc., Senior Unsecured Notes,
4.63%, 8/15/10	125	125,146
May Department Stores Co., Unsecured Notes,
4.80%, 7/15/09	70	69,174
Target Corp., Senior Unsecured Notes,
7.50%, 8/15/10	200	217,010
5.13%, 1/15/13	6,000	6,155,034
Wal-Mart Stores, Inc., Senior Unsecured Notes,
6.88%, 8/10/09	2,000	2,111,218
6.50%, 8/15/37	1,000	1,050,014
Wal-Mart Stores, Inc., Unsecured Notes,
4.13%, 7/01/10	4,210	4,327,602

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	17

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Retail Merchandising (Continued)
5.00%, 4/05/12	$2,000	$2,101,488
5.25%, 9/01/35	675	597,389

		21,398,587

Telecommunications — 6.4%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	3,000	3,332,493
AT&T, Inc., Unsecured Notes,
5.63%, 6/15/16	1,500	1,504,254
5.50%, 2/01/18(c)	3,500	3,426,990
6.45%, 6/15/34	60	58,637
6.50%, 9/01/37	2,775	2,745,008
BellSouth Capital Funding Corp., Senior Unsecured Notes,
7.75%, 2/15/10	3,130	3,331,553
6.55%, 6/15/34	3,000	2,946,936
BellSouth Capital Funding Corp., Unsecured Notes,
4.97%, 8/15/08(a)(c)	5,000	4,993,565
Embarq Corp., Unsecured Notes,
8.00%, 6/01/36	500	456,628
Sprint Capital Corp., Senior Notes,
6.88%, 11/15/28	2,100	1,564,500
Sprint Capital Corp., Senior Unsecured Notes,
6.38%, 5/01/09	100	98,500
8.38%, 3/15/12	300	277,500
Sprint Nextel Corp., Unsecured Notes,
6.00%, 12/01/16	55	42,762
Verizon Communications, Inc., Unsecured Notes,
6.25%, 4/01/37(c)	3,625	3,460,650
Verizon Global Funding Corp., Senior Unsecured Notes,
6.88%, 6/15/12	600	646,839
Verizon Maryland, Inc., Senior Debentures,
6.13%, 3/01/12	305	316,839

		29,203,654

Transportation — 2.4%
Burlington North Santa Fe Corp., Debentures,
5.65%, 5/01/17	1,075	1,076,457
Norfolk Southern Corp., Senior Unsecured Notes,
8.63%, 5/15/10	1,500	1,668,056
Union Pacific Corp., Unsecured Notes,
3.88%, 2/15/09	100	100,425
United Parcel Service, Inc., Senior Unsecured Notes,
6.20%, 1/15/38	4,000	4,278,652
United Technologies Corp., Senior Unsecured Notes,
6.35%, 3/01/11	125	135,067
United Technologies Corp., Unsecured Notes,
6.05%, 6/01/36	3,650	3,770,377

		11,029,034

Yankee — 17.0%
Banks — 0.7%
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
5.00%, 11/12/13(e)	3,000	3,103,701

Broadcasting — 0.4%
British Sky Broadcasting Group Plc (United Kingdom), Senior Notes,
6.10%, 2/15/18(d)(e)	2,000	1,995,428

Energy & Utilities — 3.2%
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(e)	220	222,478
5.90%, 2/01/18(e)	2,250	2,301,991
6.25%, 3/15/38(e)	1,110	1,064,665
ConocoPhillips Funding Co. (Canada), Unsecured Notes,
5.30%, 4/15/12(c)(e)	5,200	5,489,063
Nexen, Inc. (Canada), Unsecured Notes,
6.40%, 5/15/37(e)	1,025	981,580
Petro-Canada (Canada), Senior Unsecured Notes,
5.35%, 7/15/33(e)	1,000	832,986
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(e)	2,050	2,070,192
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(e)	1,025	1,011,129
Trans-Canada Pipelines (Canada), Debentures,
5.85%, 3/15/36(e)	500	474,782

		14,448,866

Finance — 2.8%
Covidien International Finance SA (Luxembourg), Unsecured Notes,
6.00%, 10/15/17(d)(e)	2,300	2,353,843
Diageo Capital Plc (United Kingdom), Unsecured Notes,
5.20%, 1/30/13(e)	4,775	4,939,962
EDP Finance BV (Netherlands) Senior Notes,
6.00%, 2/26/18(d)(e)	1,475	1,506,702
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(e)	2,050	2,165,714
5.90%, 12/01/17(e)	1,900	1,947,620
Rio Tinto Finance Ltd. (Australia), Unsecured Notes,
2.63%, 9/30/08(e)	50	49,641

		12,963,482

Food & Agriculture — 0.8%
Tesco Plc (United Kingdom), Unsecured Notes,
5.50%, 11/15/17(d)(e)	3,540	3,611,292

Manufacturing — 0.4%
AstraZeneca Plc (United Kingdom), Unsecured Notes,
5.90%, 9/15/17(e)	1,500	1,585,595
Siemens Financieringsmat (Netherlands), Unsecured Notes,
5.50%, 2/16/12(d)(e)	100	106,214

		1,691,809

Metal & Mining — 0.1%
Alcan, Inc. (Canada), Unsecured Notes,
6.13%, 12/15/33(e)	525	501,762
Falconbridge Ltd. (Canada), Unsecured Notes,
6.00%, 10/15/15(e)	75	74,062

		575,824

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Yankee (Continued)
Oil & Gas — 2.1%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
4.64%, 4/09/09(a)(e)	$19	$18,948
Western Oil Sands, Inc. (Canada), Senior Secured Notes,
8.38%, 5/01/12(e)	8,650	9,717,791

		9,736,739

Telecommunications — 6.1%
America Movil SAB de CV (Mexico), Unsecured Notes,
6.38%, 3/01/35(e)	1,500	1,451,619
British Telecommunications Group Plc (United Kingdom), Senior Unsecured Notes,
9.13%, 12/15/30(a)(e)	750	931,482
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes,
8.25%, 6/15/30(e)	1,500	1,799,377
France Telecom (France), Senior Unsecured Notes,
8.50%, 3/01/31(a)(e)	500	619,448
Rogers Wireless, Inc. (Canada), Senior Secured Notes,
7.50%, 3/15/15(e)	2,125	2,232,540
Telecom Italia Capital (Italy), Senior Unsecured Notes,
4.00%, 1/15/10(e)	75	73,574
5.25%, 11/15/13(e)	5,210	4,868,172
7.20%, 7/18/36(e)	1,500	1,416,627
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(e)	100	90,851
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
7.05%, 6/20/36(e)	1,075	1,123,964
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	1,600	1,716,382
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(e)	7,150	7,577,355
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.75%, 3/15/16(e)	2,000	1,983,602
6.15%, 2/27/37(e)	2,125	1,980,704

		27,865,697

Transportation — 0.4%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
6.38%, 10/15/11(e)	50	53,948
6.25%, 8/01/34(e)	2,000	1,941,296

		1,995,244

TOTAL CORPORATE BONDS
(Cost $474,025,621)		474,784,697

	Shares
Short Term Investment — 0.0%
Galileo Money Market Fund, 2.56%(h)
(Cost $96,309)	96,309	96,309

TOTAL INVESTMENTS IN SECURITIES — 114.1%
(Cost $525,777,057*)		522,539,803
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.1)%		(64,382,265)

NET ASSETS — 100.0%		$458,157,538

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$525,777,057

Gross unrealized appreciation	$7,500,026
Gross unrealized depreciation	(10,737,280)

Net unrealized depreciation	$(3,237,254)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(c)	All or a portion of security, with a market value of $68,219,252 has been pledged as collateral for reverse repurchase agreements.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security, or a portion thereof, subject to financing transactions.
(g)	All or a portion of security, with a market value of $374,816 has been pledged as collateral in connection with open financial futures contracts.
(h)	Represents current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	19

Series C Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

•	Reverse repurchase agreements outstanding as of March 31, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse Securities LLC	3.25%	01/31/08	TBD	$1,490,028	$1,482,000
Lehman Brothers	3.25%	02/08/08	TBD	$3,693,759	$3,676,500
Lehman Brothers	4.75%	01/18/08	TBD	$3,132,888	$3,103,000
Lehman Brothers	4.75%	01/18/08	TBD	$508,855	$504,000
Lehman Brothers	3.75%	01/29/08	TBD	$5,475,133	$5,440,000
Lehman Brothers	2.80%	02/01/08	TBD	$1,339,619	$1,333,500
Lehman Brothers	3.25%	02/15/08	TBD	$2,857,562	$2,846,000
Lehman Brothers	3.25%	02/15/08	TBD	$493,999	$492,000
Lehman Brothers	3.25%	03/06/08	TBD	$2,204,965	$2,200,000
Lehman Brothers	3.25%	03/17/08	TBD	$1,862,351	$1,860,000
Lehman Brothers	2.50%	03/24/08	TBD	$5,342,596	$5,340,000
Lehman Brothers	0.65%	03/25/08	TBD	$12,061,307	$12,060,000
Lehman Brothers	1.25%	03/27/08	TBD	$1,131,407	$1,131,250
Lehman Brothers	0.25%	03/27/08	TBD	$1,708,547	$1,708,500
Lehman Brothers	2.50%	03/28/08	TBD	$437,091	$437,000
Lehman Brothers	3.25%	02/05/08	TBD	$9,226,586	$9,181,000
Lehman Brothers	3.25%	02/05/08	TBD	$5,926,280	$5,897,000
Lehman Brothers	4.75%	01/22/08	TBD	$5,515,763	$5,466,000
Lehman Brothers	3.25%	02/05/08	TBD	$2,928,469	$2,914,000
Lehman Brothers	2.50%	03/31/08	04/01/08	$95,957	$95,950

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
115	U.S. Treasury Notes (10 Year)	June 2008	$13,679,609	$(233,114)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series M Portfolio
Schedule of Investments March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs — 0.1%
Federal National Mortgage Assoc.,
5.00%, 8/01/19
(Cost $576,544)	$572	$579,586

Collateralized Mortgage Obligations — 8.7%
Federal Home Loan Mortgage Corp., Series 2875, Class MA,
5.50%, 5/15/26	6,408	6,502,470
Federal Home Loan Mortgage Corp., Series 2945, Class BD,
5.50%, 10/15/34	2,823	2,920,364
Federal Home Loan Mortgage Corp., Series 2964, Class NA,
5.50%, 2/15/26	3,889	3,958,455
Federal Home Loan Mortgage Corp., Series 3018, Class GN,
6.00%, 9/15/26	6,610	6,752,799
Federal Home Loan Mortgage Corp., Series 3200, Class GA,
5.50%, 10/15/27	4,883	5,025,721
Federal National Mortgage Assoc., Series 03-86, Class DL,
4.00%, 9/25/10	484	493,694
Federal National Mortgage Assoc., Series 06-129, Class PA,
5.50%, 7/25/28	5,206	5,338,592
Federal National Mortgage Assoc., Series 07-108, Class FN,
9.16%, 11/25/37(a)	279	309,604
Federal National Mortgage Assoc., Series 07-32, Class KP,
5.50%, 4/25/37	9,126	9,472,561

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $40,004,166)		40,774,260

Commercial Mortgage Backed Securities — 60.2%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	6,089	6,233,553
Banc of America Commercial Mortgage, Inc., Series 01-1, Class B,
6.67%, 4/15/36	175	180,306
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2,
5.79%, 8/11/11	4,650	4,682,133
Banc of America Commercial Mortgage, Inc., Series 02-2, Class B,
5.27%, 5/11/12	1,000	984,183
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	750	733,936
Banc of America Commercial Mortgage, Inc., Series 06-2, Class A4,
5.74%, 5/10/45(a)	3,580	3,616,932
Banc of America Commercial Mortgage, Inc., Series 06-4, Class A4,
5.63%, 7/10/46(a)	5,000	4,982,329
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A4,
5.36%, 10/10/45	265	259,289
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.69%, 4/10/49(a)	6,000	5,956,952
Banc of America Commercial Mortgage, Inc., Series 07-3, Class A4,
5.66%, 5/10/17(a)	3,950	3,899,047
Banc of America Commercial Mortgage, Inc., Series 07-5, Class A4,
5.49%, 10/10/17(a)	5,000	4,589,200
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	2,300	2,387,225
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-T16, Class A6,
4.75%, 10/13/14	5,000	4,885,154
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A4,
5.41%, 12/11/40(a)	1,000	1,003,950
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41	1,000	964,729
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class A4,
5.46%, 3/11/39(a)	5,000	4,978,258
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class AJ,
5.46%, 3/11/39(a)	1,000	822,699
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW13, Class A4,
5.54%, 9/11/41	775	767,897
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50	5,000	4,929,900
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32	283	290,567
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	371	379,859
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 06-CD3, Class A5,
5.62%, 10/15/48	500	497,096
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	5,000	4,825,838
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	188	189,669
Commercial Mortgage Asset Trust, Series 06-C8, Class A3,
5.31%, 12/10/46	5,000	4,718,056
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.51%, 1/15/11	500	515,739
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A2,
5.94%, 9/15/11	4,428	4,479,994
Credit Suisse Mortgage Capital Certificates, Series 07-C2, Class A3,
5.54%, 1/15/49(a)	5,000	4,884,027
Credit Suisse Mortgage Capital Certificates, Series 07-C3, Class A4,
5.72%, 6/15/39(a)	2,930	2,908,854
Credit Suisse Mortgage Captial Certificates, Series 06-C4, Class A3,
5.47%, 9/15/39	5,000	4,916,708
Credit Sussie Mortgage Capital Certificates, Series 06-C1, Class A3,
5.55%, 2/15/39(a)	4,820	4,724,795

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	21

Series M Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09	$282	$287,333
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	887	918,918
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2,
7.39%, 12/15/31	319	328,286
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	136	141,543
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	5,401	5,633,546
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	287	293,356
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2,
6.56%, 11/18/08	70	69,429
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B,
6.64%, 3/18/11	250	250,509
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4,
6.29%, 8/11/33	1,660	1,692,940
General Electric Capital Commercial Mortgage Corp., Series 04-C2, Class A4,
4.89%, 3/10/40	390	382,528
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class E,
7.84%, 8/15/09(a)	5,000	5,180,617
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	337	348,474
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	2,419	2,509,914
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class B,
7.59%, 6/16/10(b)	1,000	1,045,712
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	4,545	4,701,562
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class B,
6.67%, 4/15/34	390	401,655
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 02-C3, Class B,
5.10%, 7/10/39	1,000	971,922
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C1, Class B,
4.19%, 5/10/36	5,000	4,633,182
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.30%, 5/10/40(a)	3,465	3,440,380
Goldman Sachs Mortgage Securities Corp. II, Series 99-C1, Class B,
6.43%, 11/18/30	6,000	6,020,984
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38	275	278,900
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4,
4.76%, 7/10/39	300	291,212
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.80%, 8/10/45(a)	5,000	4,992,037
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class B,
5.10%, 11/11/12	1,000	971,082
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A3,
3.86%, 7/05/35	250	237,240
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3,
4.57%, 8/10/42	70	67,600
Greenwich Capital Commercial Funding Corp., Series 05-GG5, Class AJ,
5.30%, 4/10/37(a)	1,000	882,012
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4,
5.91%, 7/10/38(a)	8,085	8,252,620
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	3,000	2,918,842
Heller Financial Commercial Mortgage Asset, Series 99-PH1, Class B,
6.75%, 5/15/31(a)	5,719	5,783,438
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	5,595	5,729,151
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	3,240	3,294,247
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC Class B,
6.45%, 3/15/33	5,000	5,116,700
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	226	230,225
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4,
4.90%, 9/12/37	280	273,410
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4,
5.88%, 4/15/45(a)	3,505	3,562,103
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP8, Class A4,
5.40%, 5/15/45	4,885	4,784,388
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A25,
5.30%, 5/15/47	4,820	4,715,427
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3,
5.34%, 5/15/47(a)(b)	800	776,087
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB19 Class A4,
5.75%, 2/12/49(a)	5,000	4,964,432

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series M Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32	$448	$461,741
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2,
6.78%, 4/15/09	4,915	4,966,971
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	442	458,420
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(c)	662	673,385
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A4,
5.13%, 6/15/29(a)	220	224,634
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C3, Class A4,
5.66%, 3/15/39	355	356,031
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	1,000	978,671
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A2,
5.59%, 9/15/45	5,000	4,894,156
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 06-3, Class A4,
5.41%, 7/12/46(d)	5,475	5,371,873
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class B,
6.66%, 3/15/31	3,000	3,028,060
Morgan Stanley Capital I, Inc., Series 08-T29, Class A4,
6.28%, 1/11/43(a)	5,000	5,153,300
Morgan Stanley Captial, Inc., Series 07-T27, Class A4,
5.65%, 6/13/42(a)	7,648	7,570,837
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2,
7.52%, 12/18/09	256	262,853
Salomon Brothers Mortgage Securities VII, Series 00-C2, Class A2,
7.46%, 4/18/10	1,677	1,729,717
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 10/18/10	5,900	6,038,790
Salomon Brothers Mortgage Securities VII, Series 01-C1, Class A3,
6.43%, 3/18/11	4,858	4,963,237
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3,
6.50%, 10/13/11	6,390	6,549,535
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(a)	3,773	3,776,401
TIAA Commercial Mortgage Trust, Series 07-C4, Class A3,
6.10%, 8/15/39(a)	5,000	5,110,444
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(c)	3,550	3,601,977
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	5,000	5,048,352
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.74%, 5/15/43(a)	1,000	1,008,752
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3,
6.01%, 6/15/45	500	510,205
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2,
5.50%, 10/15/48	5,400	5,325,446
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A3,
5.68%, 10/15/48	6,025	6,007,115
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	5,000	4,847,463
Wachovia Bank Commercial Mortgage Trust, Series 07-C32 Class A3,
5.74%, 6/15/49(a)	5,000	4,953,652

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $282,320,634)		281,434,835

Asset Backed Securities — 16.5%
Capital Auto Receivables Asset Trust, Series 06-1, Class A4,
5.04%, 5/17/10	2,825	2,858,289
Capital Auto Receivables Asset Trust, Series 06-2, Class A3A,
4.98%, 5/15/11(b)	5,300	5,360,269
Capital Auto Receivables Asset Trust, Series 07-1, Class A3A,
5.00%, 4/15/11	3,300	3,327,468
Chase Manhattan Auto Owner Trust, Series 05-B, Class A3,
4.84%, 7/15/09	29	29,376
Chase Manhattan Auto Owner Trust, Series 05-B, Class A4,
4.88%, 6/15/12	3,875	3,912,969
Chase Manhattan Auto Owner Trust, Series 06-B, Class A3,
5.13%, 5/15/11	7,766	7,848,709
Citibank Credit Card Master Trust I, Series 99-2, Class A,
5.88%, 3/10/11	200	204,879
DaimlerChrysler Auto Trust, Series 06, Class A3,
5.33%, 8/08/10	486	490,737
DaimlerChrysler Auto Trust, Series 06-C, Class A3,
5.02%, 7/08/10	1,100	1,108,798
Ford Credit Auto Owner Trust, Series 06-C, Class A3,
5.16%, 11/15/10	3,900	3,964,073
Harley-Davidson Motorcycle Trust, Series 05-3, Class A2,
4.41%, 6/15/12	6,456	6,504,371
Harley-Davidson Motorcycle Trust, Series 07-2, Class A3,
5.10%, 5/15/12	2,635	2,675,302
Honda Auto Receivables Owner Trust, Series 05-4, Class A4,
4.60%, 11/22/10	3,375	3,396,287
Honda Auto Receivables Owner Trust, Series 06-3, Class A3,
5.12%, 10/15/10	6,985	7,068,523
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	4,248	4,290,570

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	23

Series M Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities (Continued)
Nissan Auto Receivables Owner Trust, Series 07-A, Class A3,
5.10%, 11/15/10	$1,000	$1,015,248
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12	8,675	8,772,767
USAA Auto Owner Trust, Series 05-4, Class A3,
4.83%, 4/15/10	76	75,991
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	250	253,496
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12	1,150	1,177,747
USAA Auto Owner Trust, Series 06-4, Class A3,
5.01%, 6/15/11	8,000	8,105,286
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	3,400	3,482,886
Wachovia Auto Owner Trust, Series 05-B, Class A4,
4.84%, 4/20/11	500	505,556
World Omni Auto Receivables Trust, Series 06-B, Class A4,
5.12%, 6/15/12	500	511,622

TOTAL ASSET BACKED SECURITIES
(Cost $75,779,650)		76,941,219

	Par/Shares (000)
Short Term Investments — 17.3%
Federal Home Loan Bank, Discount Notes,
2.30%, 4/02/08(e)	$1,100	1,099,930
Federal Home Loan Bank, Discount Notes,
2.55%, 4/02/08(e)	2,000	1,999,858
Galileo Money Market Fund, 2.56%(f)	77,986	77,986,230

TOTAL SHORT TERM INVESTMENTS
(Cost $81,086,018)		81,086,018

TOTAL INVESTMENTS IN SECURITIES — 102.8%
(Cost $479,767,012*)		480,815,918
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(12,949,007)

NET ASSETS — 100.0%		$467,866,911

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$479,767,012

Gross unrealized appreciation	$3,686,896
Gross unrealized depreciation	(2,637,990)

Net unrealized appreciation	$1,048,906

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	All or a portion of security, with a market value of $3,372,255 has been pledged as collateral in connection with open financial futures contracts.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 06-3, Class A4	—	—	—	$148,505

(e)	The rate shown is the effective yield at the time of purchase.
(f)	Represents current yield as of report date.

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
1,531	U.S. Treasury Notes (2 Year)	June 2008	$328,638,719	$356,095
110	U.S. Treasury Notes (5 Year)	June 2008	$12,565,781	80,291
345	U.S. Treasury Bonds (20 Year)	June 2008	$40,984,922	210,959

Total Net Unrealized Appreciation				$647,345

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
129	U.S. Treasury Notes (10 Year)	June 2008	$15,344,953	$(320,428)

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	MARCH 31, 2008

Series M Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

•	Swaps outstanding as of March 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation
Receive (pay) a variable return based on the change in the spread return of the Bank of America CMBS Aaa 10 Yr Index and pay a floating rate based on the spread

Broker, Bank of America Expires, April 2008	USD	100,000,000	$2,464,050

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	25

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)	Series S Portfolio	Series C Portfolio	Series M Portfolio
Assets
Investments at value - unaffiliated[1]	$43,417,994	$522,539,803	$475,444,045
Investments at value - affiliated[2]	—	—	5,371,873
Dividends receivable	18,231	1,105	199,459
Interest receivable	145,448	7,427,276	1,636,343
Interest receivable - affiliated	—	—	24,701
Principal paydown receivable	45,556	—	—
Investments sold receivable	103,797	103,174	—
Capital shares sold receivable	—	659,654	647,865
Receivable from advisor	17,412	42,347	40,444
Prepaid expenses	13,500	37,281	37,449
Unrealized appreciation on interest rate swaps	—	—	2,464,050
Margin variation receivable	6,137	506	261,517

Total assets	43,768,075	530,811,146	486,127,746

Liabilities
Investments purchased payable	—	—	14,820,436
Margin variation payable	—	28,750	—
Reverse repurchase agreements payable	—	67,167,700	—
Payable for financing transactions	—	1,469,322	—
Mortgage pass-throughs TBA sale commitments at value[3]	103,531	—	—
Capital shares redeemed payable	215,277	1,210,756	1,295,068
Income dividends payable	149,312	2,355,643	1,981,306
Custodian fees payable	5,441	17,280	16,033
Transfer agent fees payable	4,919	51,711	51,323
Administration fees payable	2,472	6,284	5,592
Officer and Trustees fees payable	789	6,100	6,222
Interest payable	235	254,082	—
Other accrued expenses payable	52,657	85,980	84,855

Total liabilities	534,633	72,653,608	18,260,835

Net Assets
Net Assets	$43,233,442	$458,157,538	$467,866,911

Net Assets Consist of
Paid-in capital	$43,081,823	$461,953,677	$459,404,669
Undistributed net investment income	422	583	—
Accumulated net realized gain (loss)	269,968	(326,354)	4,622,369
Net unrealized appreciation/depreciation	(118,771)	(3,470,368)	3,839,873

Net Assets	$43,233,442	$458,157,538	$467,866,911

Net Assets Value
Shares outstanding, unlimited number of shares authorized, $0.001 par value	4,380,587	46,968,038	47,258,112
Net Asset Value	$9.87	$9.75	$9.90

[1] Investments at cost - unaffiliated	$43,480,619	$525,777,057	$474,346,095
[2] Investments at cost - affiliated	—	—	5,420,917
[3] Proceeds received-mortgage pass-throughs TBA sale commitments	103,563	—	—

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Operations

Six Months Ended March 31, 2008 (Unaudited)	Series S Portfolio	Series C Portfolio	Series M Portfolio
Investment Income
Interest	$954,491	$15,208,676	$11,316,384
Interest from affiliates	—	—	148,505
Dividends	98,268	26,728	1,024,968

Total investment income	1,052,759	15,235,404	12,489,857

Expenses
Professional	22,742	38,371	38,383
Administration	15,381	46,879	35,539
Transfer agent	9,332	131,942	132,041
Custodian	8,615	28,210	27,413
Registration	7,980	9,875	9,870
Officer and Trustees	7,877	16,572	16,760
Printing	1,398	11,793	10,679
Miscellaneous	1,866	7,323	7,488

Total expenses excluding interest expense	75,191	290,965	278,173
Interest expense	—	1,536,440	40,881

Total expenses	75,191	1,827,405	319,054
Less expenses reimbursed by advisor	(75,191)	(290,965)	(278,173)

Total expenses after reimbursement	—	1,536,440	40,881

Net investment income	1,052,759	13,698,964	12,448,976

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	(63,845)	5,078,623	2,976,737
Written options	(595)	—	—
Futures	622,938	(4,854,364)	2,701,728

	558,498	224,259	5,678,465

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	(45,610)	(1,410,166)	(159,023)
Investments - affiliated	—	—	(52,207)
Mortgage pass-through TBA sale commitments	175	—	—
Futures	(92,815)	(277,687)	2,970,666
Written options	223	—	—

	(138,027)	(1,687,853)	2,759,436

Net realized and unrealized gain (loss)	420,471	(1,463,594)	8,437,901

Net Increase in Net Assets Resulting from Operations	$1,473,230	$12,235,370	$20,886,877

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	27

Statements of Changes in Net Assets

	Series S Portfolio		Series C Portfolio		Series M Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Operations
Net investment income	$1,052,759	$1,916,459	$13,698,964	$11,431,813	$12,448,976	$11,183,638
Net realized gain (loss)	558,498	(231,353)	224,259	(413,580)	5,678,465	(1,033,670)
Net change in unrealized appreciation/depreciation	(138,027)	26,917	(1,687,853)	(1,733,404)	2,759,436	1,163,088

Net increase in net assets resulting from operations	1,473,230	1,712,023	12,235,370	9,284,829	20,886,877	11,313,056

Dividends to Shareholders from
Net investment income	(1,052,420)	(1,903,719)	(13,698,964)	(11,431,861)	(12,448,926)	(11,206,935)

Capital Share Transactions
Shares sold	10,507,823	29,653,618	58,307,126	518,257,883	53,509,244	517,022,087
Shares issued in reinvestment of dividends	15,132	1,869	18,365	18,641	16,358	18,997
Shares redeemed	(11,230,912)	(15,890,504)	(74,428,618)	(53,769,756)	(76,522,246)	(43,222,826)

Net increase (decrease) in net assets resulting from capital share transactions	(707,957)	13,764,983	(16,103,127)	464,506,768	(22,996,644)	473,818,258

Net Assets
Total increase (decrease) in net assets	(287,147)	13,573,287	(17,566,721)	462,359,736	(14,558,693)	473,924,379
Beginning of period	43,520,589	29,947,302	475,724,259	13,364,523	482,425,604	8,501,225

End of period	$43,233,442	$43,520,589	$458,157,538	$475,724,259	$467,866,911	$482,425,604

End of period undistributed (distributions in excess of) net investment income	$422	$83	$583	$583	$—	$(50)

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	MARCH 31, 2008

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Financial Highlights

	Series S Portfolio
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.79	$9.84	$9.84	$10.00

Net investment income[1]	0.23	0.52	0.43	0.35
Net realized and unrealized gain (loss)	0.08	(0.06)	—	(0.16)
Dividends from net investment income	(0.23)	(0.51)	(0.43)	(0.35)

Net asset value, end of period	$9.87	$9.79	$9.84	$9.84

Total Investment Return
Based on net asset value	3.20%[2]	4.88%	4.51%	2.00%

Ratios to Average Net Assets
Total expenses, net of reimbursement and excluding interest expense	0.00%[3]	0.00%	0.00%	0.00%

Total expenses, net of reimbursement	0.00%[3]	0.00%	0.00%	0.00%

Total expenses	0.34%[3]	0.51%	1.28%	2.72%

Net investment income	4.71%[3]	5.28%	4.49%	3.54%

Supplemental Data
Net assets, end of period (000)	$43,233	$43,521	$29,947	$9,843

Portfolio turnover	23%	53%	52%	17%

	Series C Portfolio
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.79	$9.79	$9.92	$10.00

Net investment income[1]	0.28	0.51	0.47	0.41
Net realized and unrealized gain (loss)	(0.04)	—	(0.14)	(0.08)
Dividends from net investment income	(0.28)	(0.51)	(0.46)	(0.41)

Net asset value, end of period	$9.75	$9.79	$9.79	$9.92

Total Investment Return
Based on net asset value	2.47%[2]	5.37%	3.51%	3.34%

Ratios to Average Net Assets
Total expenses, net of reimbursement and excluding interest expense	0.00%[3]	0.00%	0.00%	0.00%

Total expenses, net of reimbursement	0.65%[3]	0.19%	0.00%	0.00%

Total expenses	0.77%[3]	0.39%	1.60%	3.02%

Net investment income	5.75%[3]	5.31%	4.81%	4.12%

Supplemental Data
Net assets, end of period (000)	$458,158	$475,724	$13,365	$9,917

Portfolio turnover	33%	70%	42%	50%

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (concluded)

	Series M Portfolio
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.73	$9.79	$9.83	$10.00

Net investment income[1]	0.25	0.51	0.48	0.40
Net realized and unrealized gain (loss)	0.17	(0.05)	(0.05)	(0.17)
Dividends from net investment income	(0.25)	(0.52)	(0.47)	(0.40)

Net asset value, end of period	$9.90	$9.73	$9.79	$9.83

Total Investment Return
Based on net asset value	4.39%[2]	4.88%	4.54%	2.37%

Ratios to Average Net Assets
Total expenses, net of reimbursement and excluding interest expense	0.00%[3]	0.00%	0.00%	0.00%

Total expenses, net of reimbursement	0.02%[3]	0.00%	0.00%	0.00%

Total expenses	0.13%[3]	0.18%	2.05%	3.93%

Net investment income	5.19%[3]	5.28%	4.86%	4.03%

Supplemental Data
Net assets, end of period (000)	$467,867	$482,426	$8,501	$4,916

Portfolio turnover	19%	7%	23%	36%

[1]	Based on average shares outstanding.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	31

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Bond Allocation Target Shares (“BATS” or the “Fund”) was organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Pursuant to this authority, the Board of Trustees (the “Board”) has authorized the issuance of an unlimited number of shares in five investment portfolios, three of which, Series S, Series C and Series M (the “Portfolios”), commenced operations on October 1, 2004. As of March 31, 2008, Series P and Series N had not commenced operations. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Investors may only purchase shares in the five investment portfolios described herein by entering into a wrap-fee program or other managed account. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: The Portfolios value investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Portfolios’ Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Portfolios’ pricing service. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolios’ might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Portfolios may engage in various portfolio investment strategies to increase the return of the Portfolios and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Futures - The Portfolios may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, a Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Options - The Portfolios may purchase and write call and put options. When a Portfolio writes an option, an amount equal to the premium received by a Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

Asset-Backed Securities: The Portfolios may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that

32	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Financing Transactions: The Portfolios may enter into financing transactions consisting of sales by a Portfolio of securities together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio’s right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

Forward Commitments, When-Issued and Delayed Delivery Securities:

The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Portfolios will hold liquid assets worth at least the equivalent of the amount due.

Investing in Government Sponsored Enterprises: The Portfolios may invest in securities issued by the Federal Home Loan Mortgage Corp. (“Freddie Mac”) and similar U.S. government sponsored entities such as Federal National Mortgage Assoc. (“Fannie Mae”) and the Federal Home Loan Banks (“FHLB’s”). The debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and FHLB’s are neither guaranteed nor insured by the U.S. Government.

Mortgage Pass-Through Securities: The Portfolios may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include Ginnie Maes, which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed mortgage pass-through certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage backed securities (“CMBS”). These multiple class securities may be issued by GNMA, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, these securities are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities, the payments on which are used to make payments on the multiple class pass-through securities. The markets for multiple class pass-through securities may be more illiquid than those of other securities.

Classes of multiple class pass-through securities include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Repurchase Agreements: The Portfolios may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Portfolio’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: The Portfolios may enter into reverse repurchase agreements with qualified third party brokers-dealers. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statement of Assets and Liabilities. At the time a Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of

SEMI-ANNUAL REPORT	MARCH 31, 2008	33

Notes to Financial Statements (continued)

the reverse repurchase agreement. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

TBA Purchase Commitments: The Portfolios may enter into To Be Announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of a Portfolios’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments”.

Trust Preferred Stock: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Portfolio segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements, swaps or futures contracts), each Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Portfolios amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends and distributions paid by the Portfolios are recorded on the ex-dividend dates. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 did not have a material impact on the Portfolios’ financial statements. The Portfolios file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolios’ tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statute of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an

34	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund on behalf of the Portfolios entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“ Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. BlackRock does not receive direct compensation for its advisory services. BlackRock benefits from the Fund being an investment option in a wrap program for which BlackRock affiliates receive fees. BlackRock is contractually obligated to pay expenses it incurs in providing advisory services to the Fund and will reimburse the Fund for all of its expenses, except extraordinary expenses and interest expense.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, acts as administrator for the Fund. For these services, PFPC receives administration and accounting services fees computed daily and payable monthly, at the following annual rates: (a) for accounting services, (i) $12,000 for each Portfolio’s first $250 million in average daily net assets, $12,000 for each Portfolio’s next $500 million in average daily net assets and 0.0025% for each Portfolio’s average daily net assets in excess of $750 million, and (ii) $200 per Portfolio per month, plus $0.65 per cusip per day; (b) for administration services, 0.005% of each Portfolio’s average daily net assets; and (c) out-of-pocket expenses.

PFPC Trust Company (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for the Fund. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily assets of the Portfolio.

Prior to January 1, 2008, the fee was paid at the following annual rates: 0.01% of each Portfolio’s first $10 billion of average daily gross assets and 0.0075% of each Portfolio’s average daily gross assets over $10 billion; as well as out-of-pocket expenses and certain transaction charges.

Effective January 1, 2008, the fee is paid at the following annual rates: 0.005% of the first $400 million of average daily gross assets, 0.004% of the next $1.6 billion of average daily gross assets, and 0.003% of average daily gross assets in excess of $2 billion of average daily gross assets; plus per transaction charges and other miscellaneous fees incurred on behalf of the Portfolio.

Pursuant to the Transfer Agent Agreement, PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $15,000 per Portfolio, plus transaction fees, per account fees and disbursements.

As mentioned above, BlackRock will reimburse the Fund for all such administration, custodian and transfer agent services.

Pursuant to written agreements, certain affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended March 31, 2008, the Portfolios paid the following fees in return for these services:

Series S	$841
Series C	106,737
Series M	106,738

Certain officers and/or trustees of the Portfolios are officers and/or trustees/directors of BlackRock, Inc. or its affiliates.

3. Investments:

For the six months ended March 31, 2008, purchases and sales of securities, including paydowns, but excluding short-term securities, were as follows:

	Purchases	Sales
Series S	$5,826,316	$7,142,675
Series C	147,413,348	65,648,895
Series M	99,820,174	22,765,203

For the six months ended March 31, 2008, purchases and sales of U.S. government securities were as follows:

	Purchases	Sales
Series S	$5,621,000	$—
Series C	35,141,994	128,539,707
Series M	45,986,875	45,648,477

Written options transactions entered into during the six months ended March 31, 2008 are summarized as follows:

	Series S
	Number of Contracts	Premium
Balance at 9/30/07	(24)	$(2,327)
Written	(8)	(176)
Expired	32	2,503

Balance at 3/31/08	—	$—

SEMI-ANNUAL REPORT	MARCH 31, 2008	35

Notes to Financial Statements (concluded)

4. Capital Shares:

Transactions in capital shares for each period were as follows:

	Series S		Series C		Series M
	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Six Months Ended March 31, 2008	Year Ended September 30, 2007
	Shares		Shares		Shares
Shares sold	1,065,710	3,027,765	5,906,137	52,745,171	5,452,099	53,202,695
Shares issued in reinvestment of dividends	1,532	191	1,860	1,899	1,657	1,954
Shares redeemed	(1,132,923)	(1,625,935)	(7,542,855)	(5,509,394)	(7,792,932)	(4,475,410)

Net increase (decrease)	(65,681)	1,402,021	(1,634,858)	47,237,676	(2,339,176)	48,729,239

5. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolios pay a commitment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Portfolio’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2008.

6. Capital Loss Carryforward:

As of September 30, 2007, the Portfolios had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

	Expiring September 30,
	2013	2014	2015	Total
Series S	$167	$37,311	$23,884	$61,362
Series C	—	15,174	118,497	133,671
Series M	—	—	432	432

36	SEMI-ANNUAL REPORT	MARCH 31, 2008

Officers and Trustees

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

Robert M. Hernandez, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Fred G. Weiss, Trustee

Richard R. West, Trustee

Donald C. Burke, President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

SEMI-ANNUAL REPORT	MARCH 31, 2008	37

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Important Notice Regarding Delivery of Shareholder Documents

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

38	SEMI-ANNUAL REPORT	MARCH 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com/funds, by calling (800) 441-7762 or on SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

SEMI-ANNUAL REPORT	MARCH 31, 2008	39

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Bond Allocation Target Shares

100 Bellevue Parkway

Wilmington, DE 19809

BATS-3/08-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: May 22, 2008